Securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Securities [Line Items]
Securities issued	R$ 14,127,144	R$ 9,890,219
Financial assets	29,010,323	23,899,551
Not later than three months [member]
Securities [Line Items]
Financial assets	1,712,889	1,268,172
Later than three months and not later than one year [member]
Securities [Line Items]
Financial assets	3,623,331	4,110,907
Later than three months and not later than one year [member] | Financial Treasury Bills (LFT) [Member]
Securities [Line Items]
Financial assets		0
Later than three months and not later than one year [member] | Debentures
Securities [Line Items]
Financial assets		5,167
Later than three months and not later than one year [member] | Certificates of real estate receivables
Securities [Line Items]
Financial assets		0
Later than three months and not later than one year [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets		168,034
Later than three months and not later than one year [member] | National Financial Treasury Bills (LTN) [Member]
Securities [Line Items]
Financial assets		0
Later than three months and not later than one year [member] | Commercial Promissory Note
Securities [Line Items]
Financial assets		122,555
Later than three months and not later than one year [member] | Investment funds [member]
Securities [Line Items]
Financial assets		0
Later than three months and not later than one year [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets		3,398,685
Later than three months and not later than one year [member] | Certificates of Agricultural Receivables
Securities [Line Items]
Financial assets		0
Later than one year and not later than three years [member]
Securities [Line Items]
Financial assets	10,803,512	3,946,905
Later than three years and not later than five years [member]
Securities [Line Items]
Financial assets	5,142,282	8,746,565
Later than five years [member]
Securities [Line Items]
Financial assets	7,728,309	5,827,002
Fair value through other comprehensive income - FVOCI [Member]
Securities [Line Items]
Financial assets	24,722,242	20,912,538
Fair value through other comprehensive income - FVOCI [Member] | Financial Treasury Bills (LFT) [Member]
Securities [Line Items]
Financial assets	12,088,911	10,637,587
Fair value through other comprehensive income - FVOCI [Member] | Debentures
Securities [Line Items]
Financial assets	18,626	33,880
Fair value through other comprehensive income - FVOCI [Member] | Certificates of real estate receivables
Securities [Line Items]
Financial assets	69,351	49,853
Fair value through other comprehensive income - FVOCI [Member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	3,803,839	3,731,416
Fair value through other comprehensive income - FVOCI [Member] | National Financial Treasury Bills (LTN) [Member]
Securities [Line Items]
Financial assets	4,405,497	1,814,818
Fair value through other comprehensive income - FVOCI [Member] | Commercial Promissory Note
Securities [Line Items]
Financial assets	562,765	593,027
Fair value through other comprehensive income - FVOCI [Member] | Investment funds [member]
Securities [Line Items]
Financial assets		158,714
Fair value through other comprehensive income - FVOCI [Member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	3,734,933	3,830,102
Fair value through other comprehensive income - FVOCI [Member] | Certificates of Agricultural Receivables
Securities [Line Items]
Financial assets	38,320	63,141
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member]
Securities [Line Items]
Financial assets	1,001,238	906,003
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | Financial Treasury Bills (LFT) [Member]
Securities [Line Items]
Financial assets	7,053	0
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | Debentures
Securities [Line Items]
Financial assets	216	1,104
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | Certificates of real estate receivables
Securities [Line Items]
Financial assets	220	11,320
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	0	0
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | National Financial Treasury Bills (LTN) [Member]
Securities [Line Items]
Financial assets	0	451,864
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | Commercial Promissory Note
Securities [Line Items]
Financial assets	488	0
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | Investment funds [member]
Securities [Line Items]
Financial assets		0
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	992,815	431,417
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | Certificates of Agricultural Receivables
Securities [Line Items]
Financial assets	446	10,298
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member]
Securities [Line Items]
Financial assets	3,226,917	3,694,441
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | Financial Treasury Bills (LFT) [Member]
Securities [Line Items]
Financial assets	17,979
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | Debentures
Securities [Line Items]
Financial assets	4,818
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | Certificates of real estate receivables
Securities [Line Items]
Financial assets	32,543
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	2,045
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | National Financial Treasury Bills (LTN) [Member]
Securities [Line Items]
Financial assets	426,846
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | Commercial Promissory Note
Securities [Line Items]
Financial assets	0
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	2,742,118
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | Certificates of Agricultural Receivables
Securities [Line Items]
Financial assets	568
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member]
Securities [Line Items]
Financial assets	8,905,899	2,912,511
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | Financial Treasury Bills (LFT) [Member]
Securities [Line Items]
Financial assets	5,560,970	1,031,372
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | Debentures
Securities [Line Items]
Financial assets	293	135
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | Certificates of real estate receivables
Securities [Line Items]
Financial assets	19,344	0
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	1,963,930	1,005,067
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | National Financial Treasury Bills (LTN) [Member]
Securities [Line Items]
Financial assets	1,052,186	744,217
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | Commercial Promissory Note
Securities [Line Items]
Financial assets	297,608	100,993
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | Investment funds [member]
Securities [Line Items]
Financial assets		7,251
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	0	0
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | Certificates of Agricultural Receivables
Securities [Line Items]
Financial assets	11,568	23,476
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member]
Securities [Line Items]
Financial assets	4,130,580	8,559,626
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | Financial Treasury Bills (LFT) [Member]
Securities [Line Items]
Financial assets	1,766,182	7,612,413
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | Debentures
Securities [Line Items]
Financial assets	13,299	14,777
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | Certificates of real estate receivables
Securities [Line Items]
Financial assets	5,589	6,075
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	1,297,121	404,732
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | National Financial Treasury Bills (LTN) [Member]
Securities [Line Items]
Financial assets	934,293	343,973
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | Commercial Promissory Note
Securities [Line Items]
Financial assets	104,056	117,240
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | Investment funds [member]
Securities [Line Items]
Financial assets		31,049
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	0	0
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | Certificates of Agricultural Receivables
Securities [Line Items]
Financial assets	10,040	29,367
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member]
Securities [Line Items]
Financial assets	7,457,608	4,839,957
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Financial Treasury Bills (LFT) [Member]
Securities [Line Items]
Financial assets	4,736,727	1,993,802
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Debentures
Securities [Line Items]
Financial assets	0	12,697
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Certificates of real estate receivables
Securities [Line Items]
Financial assets	11,655	32,458
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	540,743	2,153,583
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | National Financial Treasury Bills (LTN) [Member]
Securities [Line Items]
Financial assets	1,992,172	274,764
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Commercial Promissory Note
Securities [Line Items]
Financial assets	160,613	252,239
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Investment funds [member]
Securities [Line Items]
Financial assets		120,414
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	0	0
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Certificates of Agricultural Receivables
Securities [Line Items]
Financial assets	15,698	0
Amortized cost [Member]
Securities [Line Items]
Financial assets	2,263,888	1,613,179
Amortized cost [Member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	704,788	671,839
Amortized cost [Member] | National Financial Treasury Bills (LTN) [Member]
Securities [Line Items]
Financial assets	596,348	517,650
Amortized cost [Member] | Rural Product Bill
Securities [Line Items]
Financial assets	557,229	423,690
Amortized cost [Member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	405,523
Amortized cost [Member] | Not later than three months [member]
Securities [Line Items]
Financial assets	93,279	0
Amortized cost [Member] | Not later than three months [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	0	0
Amortized cost [Member] | Not later than three months [member] | National Financial Treasury Bills (LTN) [Member]
Securities [Line Items]
Financial assets	0	0
Amortized cost [Member] | Not later than three months [member] | Rural Product Bill
Securities [Line Items]
Financial assets	93,279	0
Amortized cost [Member] | Not later than three months [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	0
Amortized cost [Member] | Later than three months and not later than one year [member]
Securities [Line Items]
Financial assets	222,697	159,232
Amortized cost [Member] | Later than three months and not later than one year [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	0	0
Amortized cost [Member] | Later than three months and not later than one year [member] | National Financial Treasury Bills (LTN) [Member]
Securities [Line Items]
Financial assets	0	0
Amortized cost [Member] | Later than three months and not later than one year [member] | Rural Product Bill
Securities [Line Items]
Financial assets	222,697	159,232
Amortized cost [Member] | Later than three months and not later than one year [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	0
Amortized cost [Member] | Later than one year and not later than three years [member]
Securities [Line Items]
Financial assets	1,323,217	719,935
Amortized cost [Member] | Later than one year and not later than three years [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	185,700	0
Amortized cost [Member] | Later than one year and not later than three years [member] | National Financial Treasury Bills (LTN) [Member]
Securities [Line Items]
Financial assets	540,540	469,309
Amortized cost [Member] | Later than one year and not later than three years [member] | Rural Product Bill
Securities [Line Items]
Financial assets	191,454	250,626
Amortized cost [Member] | Later than one year and not later than three years [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	405,523
Amortized cost [Member] | Later than three years and not later than five years [member]
Securities [Line Items]
Financial assets	624,695	62,173
Amortized cost [Member] | Later than three years and not later than five years [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	519,088	0
Amortized cost [Member] | Later than three years and not later than five years [member] | National Financial Treasury Bills (LTN) [Member]
Securities [Line Items]
Financial assets	55,808	48,341
Amortized cost [Member] | Later than three years and not later than five years [member] | Rural Product Bill
Securities [Line Items]
Financial assets	49,799	13,832
Amortized cost [Member] | Later than three years and not later than five years [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	0
Amortized cost [Member] | Later than five years [member]
Securities [Line Items]
Financial assets	0	671,839
Amortized cost [Member] | Later than five years [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	0	671,839
Amortized cost [Member] | Later than five years [member] | National Financial Treasury Bills (LTN) [Member]
Securities [Line Items]
Financial assets	0	0
Amortized cost [Member] | Later than five years [member] | Rural Product Bill
Securities [Line Items]
Financial assets	0	0
Amortized cost [Member] | Later than five years [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member]
Securities [Line Items]
Financial assets	2,024,193	1,373,834
Fair value through profit or loss - FVTPL [Member] | Financial Treasury Bills (LFT) [Member]
Securities [Line Items]
Financial assets	483,983	451,424
Fair value through profit or loss - FVTPL [Member] | Debentures
Securities [Line Items]
Financial assets	137,024	125,192
Fair value through profit or loss - FVTPL [Member] | Certificates of real estate receivables
Securities [Line Items]
Financial assets	496,569	227,337
Fair value through profit or loss - FVTPL [Member] | Financial Bills [Member]
Securities [Line Items]
Financial assets	18,276
Fair value through profit or loss - FVTPL [Member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	1,614	28,960
Fair value through profit or loss - FVTPL [Member] | Commercial Promissory Note
Securities [Line Items]
Financial assets	160,728	25,069
Fair value through profit or loss - FVTPL [Member] | Investment funds [member]
Securities [Line Items]
Financial assets	539,184	293,216
Fair value through profit or loss - FVTPL [Member] | Bank Deposits Certificates
Securities [Line Items]
Financial assets	22,619	101,043
Fair value through profit or loss - FVTPL [Member] | Agribusiness Credit Bills (LCA) [Member]
Securities [Line Items]
Financial assets	5,535	36,709
Fair value through profit or loss - FVTPL [Member] | Real Estate Credit Bills (LCI) [Member]
Securities [Line Items]
Financial assets	1,506	1,516
Fair value through profit or loss - FVTPL [Member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	29,148
Fair value through profit or loss - FVTPL [Member] | Certificates of Agricultural Receivables
Securities [Line Items]
Financial assets	122,382	83,368
Fair value through profit or loss - FVTPL [Member] | Development bills of credit [Member]
Securities [Line Items]
Financial assets	5,625
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member]
Securities [Line Items]
Financial assets	618,372	362,169
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Financial Treasury Bills (LFT) [Member]
Securities [Line Items]
Financial assets	43,260	21,622
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Debentures
Securities [Line Items]
Financial assets	124	27,854
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Certificates of real estate receivables
Securities [Line Items]
Financial assets	35	154
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Financial Bills [Member]
Securities [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Commercial Promissory Note
Securities [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Investment funds [member]
Securities [Line Items]
Financial assets	539,184	288,707
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Bank Deposits Certificates
Securities [Line Items]
Financial assets	5,405	23,002
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Agribusiness Credit Bills (LCA) [Member]
Securities [Line Items]
Financial assets	323	642
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Real Estate Credit Bills (LCI) [Member]
Securities [Line Items]
Financial assets	629	156
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	29,148
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Certificates of Agricultural Receivables
Securities [Line Items]
Financial assets	264	32
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Development bills of credit [Member]
Securities [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member]
Securities [Line Items]
Financial assets	173,717	257,234
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Financial Treasury Bills (LFT) [Member]
Securities [Line Items]
Financial assets	543	219,135
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Debentures
Securities [Line Items]
Financial assets	1,869	168
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Certificates of real estate receivables
Securities [Line Items]
Financial assets	151,933	35
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Financial Bills [Member]
Securities [Line Items]
Financial assets	2,907
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	32	0
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Commercial Promissory Note
Securities [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Investment funds [member]
Securities [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Bank Deposits Certificates
Securities [Line Items]
Financial assets	11,467	7,759
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Agribusiness Credit Bills (LCA) [Member]
Securities [Line Items]
Financial assets	1,215	28,808
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Real Estate Credit Bills (LCI) [Member]
Securities [Line Items]
Financial assets	844	1,268
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Certificates of Agricultural Receivables
Securities [Line Items]
Financial assets	2,618	61
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Development bills of credit [Member]
Securities [Line Items]
Financial assets	289
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member]
Securities [Line Items]
Financial assets	574,396	314,459
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Financial Treasury Bills (LFT) [Member]
Securities [Line Items]
Financial assets	388,952	194,586
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Debentures
Securities [Line Items]
Financial assets	45,150	9,176
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Certificates of real estate receivables
Securities [Line Items]
Financial assets	55,605	10,906
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Financial Bills [Member]
Securities [Line Items]
Financial assets	9,465
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	76	135
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Commercial Promissory Note
Securities [Line Items]
Financial assets	25,081	0
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Investment funds [member]
Securities [Line Items]
Financial assets	0	4,509
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Bank Deposits Certificates
Securities [Line Items]
Financial assets	5,057	68,489
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Agribusiness Credit Bills (LCA) [Member]
Securities [Line Items]
Financial assets	3,990	7,192
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Real Estate Credit Bills (LCI) [Member]
Securities [Line Items]
Financial assets	33	92
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Certificates of Agricultural Receivables
Securities [Line Items]
Financial assets	40,987	19,374
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Development bills of credit [Member]
Securities [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member]
Securities [Line Items]
Financial assets	387,007	124,766
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Financial Treasury Bills (LFT) [Member]
Securities [Line Items]
Financial assets	51,228	10,977
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Debentures
Securities [Line Items]
Financial assets	25,035	11,604
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Certificates of real estate receivables
Securities [Line Items]
Financial assets	138,836	36,137
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Financial Bills [Member]
Securities [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	75	0
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Commercial Promissory Note
Securities [Line Items]
Financial assets	135,647	25,069
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Investment funds [member]
Securities [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Bank Deposits Certificates
Securities [Line Items]
Financial assets	448	412
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Agribusiness Credit Bills (LCA) [Member]
Securities [Line Items]
Financial assets	7	34
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Real Estate Credit Bills (LCI) [Member]
Securities [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Certificates of Agricultural Receivables
Securities [Line Items]
Financial assets	30,395	40,533
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Development bills of credit [Member]
Securities [Line Items]
Financial assets	5,336
Fair value through profit or loss - FVTPL [Member] | Later than five years [member]
Securities [Line Items]
Financial assets	270,701	315,206
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Financial Treasury Bills (LFT) [Member]
Securities [Line Items]
Financial assets	0	5,104
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Debentures
Securities [Line Items]
Financial assets	64,846	76,390
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Certificates of real estate receivables
Securities [Line Items]
Financial assets	150,160	180,105
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Financial Bills [Member]
Securities [Line Items]
Financial assets	5,904
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	1,431	28,825
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Commercial Promissory Note
Securities [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Investment funds [member]
Securities [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Bank Deposits Certificates
Securities [Line Items]
Financial assets	242	1,381
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Agribusiness Credit Bills (LCA) [Member]
Securities [Line Items]
Financial assets	0	33
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Real Estate Credit Bills (LCI) [Member]
Securities [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Certificates of Agricultural Receivables
Securities [Line Items]
Financial assets	48,118	23,368
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Development bills of credit [Member]
Securities [Line Items]
Financial assets	0
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member]
Securities [Line Items]
Financial assets	24,722,242	20,912,538
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Financial Treasury Bills (LFT) [Member]
Securities [Line Items]
Financial assets	12,088,911	10,637,587
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Debentures
Securities [Line Items]
Financial assets	18,626	33,880
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Certificates of real estate receivables
Securities [Line Items]
Financial assets	69,351	49,853
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	3,803,839	3,731,416
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | National Financial Treasury Bills (LTN) [Member]
Securities [Line Items]
Financial assets	4,405,497	1,814,818
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Commercial Promissory Note
Securities [Line Items]
Financial assets	562,765	593,027
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Investment funds [member]
Securities [Line Items]
Financial assets	0	158,714
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	3,734,933	3,830,102
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Certificates of Agricultural Receivables
Securities [Line Items]
Financial assets	38,320	63,141
Financial assets at amortised cost, category [member] | Amortized cost [Member]
Securities [Line Items]
Financial assets	2,263,888	1,613,179
Financial assets at amortised cost, category [member] | Amortized cost [Member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	704,788	671,839
Financial assets at amortised cost, category [member] | Amortized cost [Member] | National Financial Treasury Bills (LTN) [Member]
Securities [Line Items]
Financial assets	596,348	517,650
Financial assets at amortised cost, category [member] | Amortized cost [Member] | Rural Product Bill
Securities [Line Items]
Financial assets	557,229	423,690
Financial assets at amortised cost, category [member] | Amortized cost [Member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	405,523	0
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member]
Securities [Line Items]
Financial assets	2,024,193	1,373,834
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Financial Treasury Bills (LFT) [Member]
Securities [Line Items]
Financial assets	483,983	451,424
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Debentures
Securities [Line Items]
Financial assets	137,024	125,192
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Certificates of real estate receivables
Securities [Line Items]
Financial assets	496,569	227,337
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Financial Bills [Member]
Securities [Line Items]
Financial assets	18,276	0
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | National Treasury Bonds (NTN)
Securities [Line Items]
Financial assets	1,614	28,960
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Commercial Promissory Note
Securities [Line Items]
Financial assets	160,728	25,069
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Investment funds [member]
Securities [Line Items]
Financial assets	539,184	293,216
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Bank Deposits Certificates
Securities [Line Items]
Financial assets	22,619	101,043
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Agribusiness Credit Bills (LCA) [Member]
Securities [Line Items]
Financial assets	5,535	36,709
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Real Estate Credit Bills (LCI) [Member]
Securities [Line Items]
Financial assets	1,506	1,516
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Securities issued abroad [Member]
Securities [Line Items]
Financial assets	29,148	0
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Certificates of Agricultural Receivables
Securities [Line Items]
Financial assets	122,382	83,368
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Development bills of credit [Member]
Securities [Line Items]
Financial assets	5,625	0
Financial Bills [Member]
Securities [Line Items]
Securities issued	1,245,287	337,952
Real estate credit credit bills - (LCIs)
Securities [Line Items]
Securities issued	11,163,760	9,182,632
Agribusiness Credit Bills (LCA) [Member]
Securities [Line Items]
Securities issued	R$ 523,261	R$ 184,618